Provisions and other non-current liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions and other non-current liabilities
Other non-current liabilities	$ 2,404	$ 706	$ 665
Total	21,432	15,986	16,846	$ 17,502
Litigations and accrued penalty claims
Provisions and other non-current liabilities
Provisions	736	706	1,123
Litigations and accrued penalty claims | Exploration & Production
Provisions and other non-current liabilities
Provisions	561	512	959
Provisions for environmental contingencies
Provisions and other non-current liabilities
Provisions	862	964	938
Asset retirement obligations
Provisions and other non-current liabilities
Provisions	14,286	12,240	12,665	$ 13,314
Other non-current provisions
Provisions and other non-current liabilities
Provisions	3,144	1,370	1,455
Restructuring activities
Provisions and other non-current liabilities
Provisions	134	160	184
Financial risks related to non-consolidated and equity consolidated affiliates
Provisions and other non-current liabilities
Provisions	100	59	63
Contingency reserve on solar panels warranties (Sunpower)
Provisions and other non-current liabilities
Provisions	$ 173	$ 177	$ 168